Supplemental balance sheet information (goodwill) (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, gross	$ 796,944	$ 745,937
Accumulated impairment charges	(20,000)	(20,000)
Goodwill, net	776,944	725,937
Acquisition of Banker's Dashboard (see Note 5)	26,281
Acquisition of PsPrint (see Note 5)	24,826
Currency translation adjustment	(100)
Goodwill, gross	796,944	745,937
Small Business Services [Member]
Goodwill [Line Items]
Goodwill, gross	621,260	596,534
Accumulated impairment charges	(20,000)	(20,000)
Goodwill, net	601,260	576,534
Acquisition of Banker's Dashboard (see Note 5)	0
Acquisition of PsPrint (see Note 5)	24,826
Currency translation adjustment	(100)
Goodwill, gross	621,260	596,534
Financial Services [Member]
Goodwill [Line Items]
Goodwill, gross	27,178	897
Accumulated impairment charges	0	0
Goodwill, net	27,178	897
Acquisition of Banker's Dashboard (see Note 5)	26,281
Acquisition of PsPrint (see Note 5)	0
Currency translation adjustment	0
Goodwill, gross	27,178	897
Direct Checks [Member]
Goodwill [Line Items]
Goodwill, gross	148,506	148,506
Accumulated impairment charges	0	0
Goodwill, net	148,506	148,506
Acquisition of Banker's Dashboard (see Note 5)	0
Acquisition of PsPrint (see Note 5)	0
Currency translation adjustment	0
Goodwill, gross	$ 148,506	$ 148,506